Royalties (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) unit_Time	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (231,900,000)	$ (147,700,000)	$ (116,400,000)
Range 1 | Gold Royalty
Disclosure of information about royalty arrangements [line items]
Royalty payable rate	3.00%
Range 2 | Gold Royalty
Disclosure of information about royalty arrangements [line items]
Royalty payable rate	3.50%
Range 3 | Gold Royalty
Disclosure of information about royalty arrangements [line items]
Royalty payable rate	4.00%
Range 4 | Gold Royalty
Disclosure of information about royalty arrangements [line items]
Royalty payable rate	5.00%
Bottom of Range | Range 1
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 0.00
Bottom of Range | Range 2
Disclosure of information about royalty arrangements [line items]
Average gold price	1,300
Bottom of Range | Range 3
Disclosure of information about royalty arrangements [line items]
Average gold price	1,450
Bottom of Range | Range 4
Disclosure of information about royalty arrangements [line items]
Average gold price	2,300
Top of Range | Range 1
Disclosure of information about royalty arrangements [line items]
Average gold price	1,299.99
Top of Range | Range 2
Disclosure of information about royalty arrangements [line items]
Average gold price	1,449.99
Top of Range | Range 3
Disclosure of information about royalty arrangements [line items]
Average gold price	2,299.99
South Africa
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (25,300,000)	$ (3,200,000)	$ (3,100,000)
Royalty rates	2.40%	0.50%	0.50%
Gold refining percentage	99.50%
Number of times gross revenue | unit_Time	12.5
Additional royalties percentage	0.50%
South Africa | Top of Range
Disclosure of information about royalty arrangements [line items]
Royalty rates	5.00%
Peru
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (15,900,000)	$ (7,100,000)	$ (7,000,000.0)
Royalty rates	4.80%	4.00%	4.10%
Peru | Bottom of Range
Disclosure of information about royalty arrangements [line items]
Royalty payable rate	1.00%
Peru | Top of Range
Disclosure of information about royalty arrangements [line items]
Royalty payable rate	12.00%
Ghana
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (98,800,000)	$ (77,900,000)	$ (54,600,000)
Royalty rates	5.00%		4.10%
Ghana | Bottom of Range
Disclosure of information about royalty arrangements [line items]
Royalty rates		4.00%
Ghana | Top of Range
Disclosure of information about royalty arrangements [line items]
Royalty rates		5.00%
Australia
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (91,900,000)	$ (59,500,000)	$ (51,700,000)
Royalty rates	2.50%	2.50%	2.50%